Chinese Mainland Contribution Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Chinese mainland [Member]
Multiemployer Plans [Line Items]
Annual Contributions	$ 86.7	$ 87.6	$ 83.1